Acquisitions (Purchase Price Of The Fair Value Of The Assets Acquired And Liabilities Assumed) (Details) (Texas And Oklahoma Crude Oil Storage Facilities [Member], USD $)
In Thousands, unless otherwise specified
Sep. 30, 2010
Texas And Oklahoma Crude Oil Storage Facilities [Member]
Business Acquisition [Line Items]
Purchase price	$ 291,292
Fair value of assets acquired (liabilities assumed):
Property, plant and equipment	249,381
Other current assets	2,877
Goodwill	38,496
Other intangibles	3,898
Environmental liabilities	(375)
Other current liabilities	(2,985)
Total	$ 291,292